INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Movement of Valuation Allowances [Roll Forward]
At the beginning of the year	$ 612	$ 722	$ 803
Changes in prior year tax losses carry forward		(8)	(60)
Current year reduction	(45)	(102)	(21)
At the end of the year	$ 567	$ 612	$ 722